Document And Entity Information	Jan. 01, 2021
Document Information [Line Items]
Entity, Registrant Name	BIOLIFE SOLUTIONS, INC.
Document, Type	8-K
Document, Period End Date	Jan. 01, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36362
Entity, Tax Identification Number	94-3076866
Entity, Address, Address Line One	3303 Monte Villa Parkway
Entity, Address, City or Town	Bothell
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98021
City Area Code	425
Local Phone Number	402-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	BioLife Solutions, Inc. Common Stock
Trading Symbol	BLFS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000834365